Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 431,307	$ 66,778
Restricted cash		200,000
Accounts receivable, net		273,257	281,632
Contract assets, net		91,565	137,001
Note Receivables		3,755,794
Right-of-use assets, current		213,814
Income tax receivable		29,279	109,863
Prepaid expenses and other assets, net		66,484	2,406,990
Total current assets		6,654,093	5,997,510
NON-CURRENT ASSETS
Right-of-use assets, non-current		140,898
Prepaid expenses and other assets, net		68,620
Total non-current assets		209,518
Total assets		6,863,611	5,997,510
Current Liabilities
Income tax payable		27,648	282,385
Lease liability, current		220,101
Deferred tax liabilities		14,415	21,785
Other payables and accrued liabilities		257,906	287,426
Total current liabilities		520,070	619,558
NON-CURRENT LIABILITIES
Lease liability, non-current		160,996
Total non-current liabilities		160,996
Total liabilities		681,066	619,558
Shareholders’ equity
Ordinary share ($0.000625 par value, 160,000,000 shares authorized, 9,150,000 shares issued and outstanding as of September 30, 2023 and 8,000,000 shares issued and outstanding as of September 30, 2022)	[1]	5,719	5,000
Additional paid in capital		2,570,664	735,367
Retained earnings		3,642,994	4,678,745
Accumulated other comprehensive loss		(36,832)	(41,160)
Total shareholders’ equity		6,182,545	5,377,952
Total liabilities and shareholders’ equity		6,863,611	5,997,510
Related Party
CURRENT ASSETS
Amounts due from related parties		1,592,593	2,995,246
Current Liabilities
Amounts due to related parties			$ 27,962

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.